Annual Total Returns [BarChart] - Nuveen Colorado Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.17%
Annual Return 2011	11.22%
Annual Return 2012	8.93%
Annual Return 2013	(3.46%)
Annual Return 2014	11.76%
Annual Return 2015	4.30%
Annual Return 2016	0.28%
Annual Return 2017	5.78%
Annual Return 2018	0.86%
Annual Return 2019	7.70%